Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [table]
Total loans		$ 921,073	$ 925,327
Allowance for loan losses	$ 7,265	7,136	6,492
Trading loans at fair value	18,000	17,000
Non-trading loans at fair value	4,000	3,000
Loan and acceptances, net of allowance	918,062	913,937
Total loans	74,730	69,865
Allowance for loan losses	7,265	7,136
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [table]
Allowance for loan losses
Allowance for loan losses
Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans		839,961	836,748
Allowance for loan losses	2,396	2,673	2,569
Loan and acceptances, net of allowance		837,288	834,352
Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans		77,722	84,870
Allowance for loan losses	3,686	3,435	3,093
Loan and acceptances, net of allowance		74,287	81,184
Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans		3,390	3,709
Allowance for loan losses	1,183	1,028	830
Loan and acceptances, net of allowance		2,362	2,526
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [table]
Total loans		91
Allowance for loan losses		6
Residential mortgages [member]
Disclosure of detailed information about financial instruments [table]
Total loans	321,670	320,341
Allowance for loan losses	410	403	330	$ 323
Loan and acceptances, net of allowance	321,260	319,938
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	293,312	296,139
Allowance for loan losses	137	154	129	127
Loan and acceptances, net of allowance	293,175	295,985
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	27,699	23,524
Allowance for loan losses	212	192	150	140
Loan and acceptances, net of allowance	27,487	23,332
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	659	678
Allowance for loan losses	61	57	51	$ 56
Loan and acceptances, net of allowance	598	621
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	223,594	225,642
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	222,767	225,596
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	827	46
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	83,818	81,747
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	70,237	70,423
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	13,581	11,324
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	10,631	9,691
Residential mortgages [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	300	110
Residential mortgages [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	10,331	9,581
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	3,283	2,908
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	8	10
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	2,960	2,573
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	315	325
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [table]
Total loans	344	353
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	344	353
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [table]
Total loans	217,397	217,554
Allowance for loan losses	1,894	1,809	1,665
Loan and acceptances, net of allowance	215,503	215,745
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	188,271	189,542
Allowance for loan losses	634	653	639
Loan and acceptances, net of allowance	187,637	188,889
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	28,288	27,204
Allowance for loan losses	1,035	959	864
Loan and acceptances, net of allowance	27,253	26,245
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	838	808
Allowance for loan losses	225	197	162
Loan and acceptances, net of allowance	613	611
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	100,562	102,380
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	97,963	100,102
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	2,599	2,278
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	73,924	74,023
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	61,423	60,613
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	12,501	13,410
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	31,152	30,521
Consumer instalment and other personal [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	24,885	24,705
Consumer instalment and other personal [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	6,267	5,816
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	11,251	10,145
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	4,000	4,122
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	6,921	5,700
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	330	323
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [table]
Total loans	508	485
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	508	485
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	38,635	38,660
Allowance for loan losses	1,971	1,934	1,792
Loan and acceptances, net of allowance	36,664	36,726
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	32,421	32,548
Allowance for loan losses	640	709	682
Loan and acceptances, net of allowance	31,781	31,839
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	5,659	5,598
Allowance for loan losses	959	913	857
Loan and acceptances, net of allowance	4,700	4,685
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	555	514
Allowance for loan losses	372	312	$ 253
Loan and acceptances, net of allowance	183	202
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	7,059	6,511
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	7,044	6,499
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	15	12
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	10,995	11,305
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	10,827	11,171
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	168	134
Credit Card 1 [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	13,158	13,474
Credit Card 1 [member] | Medium risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	12,030	12,311
Credit Card 1 [member] | Medium risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	1,128	1,163
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [table]
Total loans	7,306	7,257
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	2,520	2,567
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	4,348	4,289
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	438	401
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [table]
Total loans	117	113
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	117	113
Business and government [member]
Disclosure of detailed information about financial instruments [table]
Total loans	347,625	344,518
Allowance for loan losses	2,990	2,990
Loan and acceptances, net of allowance	344,635	341,528
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	322,744	321,732
Allowance for loan losses	985	1,157
Loan and acceptances, net of allowance	321,759	320,575
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	23,224	21,396
Allowance for loan losses	1,480	1,371
Loan and acceptances, net of allowance	21,744	20,025
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	1,657	1,390
Allowance for loan losses	525	462
Loan and acceptances, net of allowance	1,132	928
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [table]
Total loans	1,599	1,315
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	1,599	1,315
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [table]
Total loans	161,912	159,578
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	161,743	159,477
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	169	101
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [table]
Total loans	171,285	171,929
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	160,305	161,651
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	10,980	10,278
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [table]
Total loans	12,829	11,696
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	696	604
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	12,075	11,017
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Total loans	58	75
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Canadian Government Insured [Member]
Disclosure of detailed information about financial instruments [table]
Total loans	6,000	7,000
Business and government [member] | Non investment grade [member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [table]
Total loans	25,000	26,000
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [table]
Total loans	358	271
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [table]
Total loans	73,000	74,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	738,398	742,146
Allowance for off-balance sheet credit instruments	1,000	1,049
Total off-balance sheet credit instruments, net of allowance	737,398	741,097
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	62,000	62,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	366,000	369,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	723,432	729,003
Allowance for off-balance sheet credit instruments	424	476
Total off-balance sheet credit instruments, net of allowance	723,008	728,527
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	14,769	13,036
Allowance for off-balance sheet credit instruments	572	565
Total off-balance sheet credit instruments, net of allowance	14,197	12,471
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	197	107
Allowance for off-balance sheet credit instruments	4	8
Total off-balance sheet credit instruments, net of allowance	193	99
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	254,086	255,324
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	252,681	254,231
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	1,405	1,093
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	90,956	92,586
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	89,653	91,474
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	1,303	1,112
Off-balance sheet credit risks [member] | Medium risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	20,743	20,853
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	19,527	19,774
Off-balance sheet credit risks [member] | Medium risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	1,216	1,079
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	2,423	2,407
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	1,172	1,209
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	1,251	1,198
Off-balance sheet credit risks [member] | High risk [member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	197	107
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	197	107
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	260,753	264,029
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	260,753	264,029
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	104,792	102,464
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	99,374	98,068
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	5,418	4,396
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	4,448	4,376
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	272	218
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	4,176	4,158
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [table]
Off balance sheet credit instruments	$ 0	$ 0